FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Fair Values of Financial Instruments) (Details) - ILS (₪) ₪ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Notes payable series C [Member]
Assets and Liabilities
Category		AC		AC
Carrying amount, Liabilities		₪ 213		₪ 423
Fair value, Liabilities		₪ 219		₪ 440
Interest rate used		Market quote		Market quote	[1]
Notes payable series D [Member]
Assets and Liabilities
Category		AC		AC
Carrying amount, Liabilities		₪ 435		₪ 543
Fair value, Liabilities		₪ 443		₪ 548
Interest rate used		Market quote		Market quote	[1]
Trade and other payables [Member]
Assets and Liabilities
Category	[2]	AC		AC
Carrying amount, Liabilities	[2]	₪ 865		₪ 771
Fair value, Liabilities	[2]	₪ 865		₪ 771
Borrowing C [Member]
Assets and Liabilities
Category				AC
Carrying amount, Liabilities				₪ 75
Fair value, Liabilities				₪ 81
Interest rate used	[1]			3.43%
Borrowing D [Member]
Assets and Liabilities
Category				AC
Carrying amount, Liabilities				₪ 75
Fair value, Liabilities				₪ 81
Interest rate used	[1]			3.43%
Borrowing E [Member]
Assets and Liabilities
Category	[2]			AC
Carrying amount, Liabilities	[2]			₪ 152
Fair value, Liabilities	[2]			₪ 152
Borrowing F [Member]
Assets and Liabilities
Category				AC
Carrying amount, Liabilities				₪ 197
Fair value, Liabilities				₪ 199
Interest rate used	[1]			3.17%
Borrowing G [Member]
Assets and Liabilities
Category				AC
Carrying amount, Liabilities				₪ 100
Fair value, Liabilities				₪ 98
Interest rate used	[1]			3.85%
Borrowing H [Member]
Assets and Liabilities
Category				AC
Carrying amount, Liabilities				₪ 100
Fair value, Liabilities				₪ 97
Interest rate used	[1]			3.85%
Borrowing I [Member]
Assets and Liabilities
Category				AC
Carrying amount, Liabilities				₪ 120
Fair value, Liabilities				₪ 120
Interest rate used	[1]			3.43%
Borrowing J [Member]
Assets and Liabilities
Category				AC
Carrying amount, Liabilities				₪ 62
Fair value, Liabilities				₪ 62
Interest rate used	[1]			3.23%
Borrowing K [Member]
Assets and Liabilities
Category		AC		AC
Carrying amount, Liabilities		₪ 75		₪ 76
Fair value, Liabilities		₪ 75		₪ 76
Interest rate used		3.71%		3.43%	[1]
Borrowing L [Member]
Assets and Liabilities
Category		AC		AC
Carrying amount, Liabilities		₪ 200		₪ 200
Fair value, Liabilities		₪ 200		₪ 204
Interest rate used		4.25%		3.98%	[1]
Borrowing M [Member]
Assets and Liabilities
Category				AC
Carrying amount, Liabilities				₪ 200
Fair value, Liabilities				₪ 201
Interest rate used	[1]			3.85%
Borrowing N [Member]
Assets and Liabilities
Category				AC
Carrying amount, Liabilities				₪ 250
Fair value, Liabilities				₪ 260
Interest rate used	[1]			3.67%
Interest payable [Member]
Assets and Liabilities
Category				AC
Carrying amount, Liabilities		₪ 21	[2]	₪ 9
Fair value, Liabilities		₪ 21	[2]	₪ 9
Derivative financial instruments [Member]
Assets and Liabilities
Category		FVTPL Level 2		FVTPL Level 2
Carrying amount, Liabilities	[2]
Fair value, Liabilities	[2]
Notes payable series E [Member]
Assets and Liabilities
Category		AC
Carrying amount, Liabilities				121
Fair value, Liabilities				₪ 127
Interest rate used		Market quote
Borrowing O [Member]
Assets and Liabilities
Category		AC
Carrying amount, Liabilities		₪ 100
Fair value, Liabilities		₪ 110
Interest rate used		4.34%
Borrowing P [Member]
Assets and Liabilities
Category		AC
Carrying amount, Liabilities		₪ 125
Fair value, Liabilities		₪ 125
Interest rate used		2.38%
Borrowing Q [Member]
Assets and Liabilities
Category		AC
Carrying amount, Liabilities		₪ 125
Fair value, Liabilities		₪ 125
Interest rate used		2.5%
Notes payable series F [Member]
Assets and Liabilities
Carrying amount, Liabilities		₪ 650
Fair value, Liabilities		₪ 659
Cash and cash equivalents [Member]
Assets and Liabilities
Category		L&R		L&R
Carrying amount, Assets		₪ 867		₪ 716
Fair value, Assets		₪ 867		₪ 716
Short term deposits [Member]
Assets and Liabilities
Category		L&R		L&R
Carrying amount, Assets		₪ 150		₪ 452
Fair value, Assets		₪ 150		₪ 452
Trade receivables [Member]
Assets and Liabilities
Category		L&R		L&R
Carrying amount, Assets		₪ 1,040		₪ 1,323
Fair value, Assets		₪ 1,040		₪ 1,318
Interest rate used	[1]	4.47%		4.72%
Other receivables [Member]
Assets and Liabilities
Category	[2]	L&R		L&R
Carrying amount, Assets	[2]	₪ 9		₪ 9
Fair value, Assets	[2]	₪ 9		₪ 9

[1]	The fair values of the notes payable quoted market prices at the end of the reporting period are within level 1 of the fair value hierarchy. The fair values of other instruments under AC categories were calculated based on observable weighted average of interest rates derived from quoted market prices of the Group's notes payable and bank quotes of rates of similar terms and nature, are within level 2 of the fair value hierarchy.
[2]	The fair value of these financial instruments equals their carrying amounts, as the impact of discounting is not significant.